Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments Issued [Abstract]
Table of Debt Securities Issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal Rate (1)	December 31, 2022	December 31, 2021
Class 8 Volkswagen Financial Services	September 30, 2020	5158	March 30, 2023	Tasa UVA (class 8 )	60,000	584,379
				Total Principal	60,000	584,379
				Principal adjustments accrued	131,183	395,381

				Total principal and principal adjustments accrued	191,183	979,760

(1) Definitions:
UVA: It is a unit of measure that is updated daily according to the Reference Stabilization Coefficient (CER), based on the consumer price index.